CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 190,620	$ (1,666,458)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
(Gain) loss on extinguishment of debt	(1,051,734)	382,976
Common stock issued for services and compensation	12,500	110,750
Fair value of contributed services	0	233,616
Depreciation	6,110	5,786
Amortization of debt discount/debt accretion	2,500	303,253
Changes in operating assets and liabilities:
Accounts receivable	(51,256)	824
Inventories	49,070	(1,825)
Prepaid expenses	(6,045)	510
Accounts payable	86,360	131,572
Accrued expenses	147,148	172,361
Accrued compensation	256,284	106,081
Net cash used in operating activities	(358,443)	(220,554)
Cash flows from investing activities:
Capital expenditures	0	(3,015)
Advances (repayments) to/from related party	(1,871)	69,524
Advances to shareholder	0	(147,138)
Net cash used in investing activities	(1,871)	(80,629)
Cash flows from financing activities:
Proceeds from issuance of notes payable	40,000	230,000
Proceeds from deposit on proposed business combination	525,000	0
Payment to shareholder to facilitate proposed business combination	(50,000)	0
Proceeds from capital contributions	0	64,500
Net cash provided by financing activities	515,000	294,500
Net increase (decrease) in cash and cash equivalents	154,686	(6,683)
Cash and cash equivalents at beginning of year	585	7,268
Cash and cash equivalents at end of year	155,271	585
Supplemental disclosure of cash flow information:
Cash paid for interest	562	562
Cash paid for income taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Repayment of advances with common stock	27,551	691,805
Conversion of notes payable and accrued interest	70,479	906,545
Discount on notes payable	2,500	128,000
Net liabilities assumed from reverse merger	$ 0	$ 2,987,791